RELATED PARTY DISCLOSURES (Tables)	12 Months Ended
Jun. 30, 2019
RELATED PARTY DISCLOSURES
Schedule of remuneration of Key Management Personnel

Directors

•	Dr Paul Kasian (Former Chairman and Interim CEO) (resigned September 24, 2019)
•	Dr Lindsay Wakefield (Non-Executive)
•	Dr Jerzy Muchnicki (Executive Director and Interim CEO) (appointed on September 24, 2019)
•	Mr Peter Rubinstein (Non-Executive)
•	Mr Xue Lee (Non-Executive) (resigned on July 9, 2019)

Executives

•	Dr Richard Allman (Scientific Director)
•	Mr Paul Viney (Chief Financial Officer, Chief Operating Officer and Company Secretary) (appointed on December 15, 2018 and resigned on July 15, 2019)
•	Kevin Fischer (Chief Financial Officer) (resigned on December 31, 2018)

	Consolidated
	2019	2018	2017
	A$	A$	A$
Remuneration of Key Management Personnel
Short-term employee benefits	964,162	1,215,632	1,533,457
Post-employment benefits	86,130	96,315	101,320
Share-based payments	157,886	130,385	121,269
Other long-term benefits	734	2,371	61,594
Termination benefits	—	164,760	—
Total remuneration of Key Management Personnel	1,208,912	1,609,463	1,817,640